Equity Awards and Warrants - Common Stock (Details) - shares shares in Thousands	May 31, 2023	Aug. 31, 2022	Aug. 30, 2022	May 31, 2022
Equity Awards and Warrants
Common stock, shares authorized	1,350,000	1,350,000	1,000,000	1,350,000